UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 588-5380

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 03/31/09
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS



ACTIVA Schedule of Investments
VALUE FUND - 3/31/09 (Unaudited)
                                                               % OF       SHARES OR
SECURITY DESCRIPTION                                    INVESTMENTS       PAR VALUE            VALUE
---------------------                                   -----------       ---------            -----

MONEY MARKET FUNDS - TAXABLE - 2.1%                            2.1%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                     1,189,925        $1,189,925
                                                                                        --------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $1,189,925)                                        1,189,925
                                                                                        --------------

COMMON STOCKS - 97.9%
AEROSPACE                                                      1.8%
       ESTERLINE TECHNOLOGIES CORP.                                          *3,500            70,665
       RAYTHEON CO.                                                          11,100           432,234
       UNITED TECHNOLOGIES                                                   11,200           481,376
                                                                                        --------------
                                                                                              984,275
                                                                                        --------------

AGRICULTURE                                                    1.2%
      ARCHER-DANIELS-MIDLAND CO.                                             23,300           647,274
                                                                                        --------------

BANKING                                                        4.0%
      COMERICA, INC.                                                         16,460           301,382
      HUDSON CITY BANCORP, INC.                                               4,900            57,281
      SUNTRUST BANKS, INC.                                                   10,500           123,270
      TORONTO DOMINION BANK - ADR                                             3,200           110,656
      U.S. BANCORP                                                           29,000           423,690
      WELLS FARGO COMPANY                                                    86,200         1,227,488
                                                                                        --------------
                                                                                            2,243,767
                                                                                        --------------

BUSINESS SERVICES                                              0.6%
      MANPOWER, INC.                                                          4,300           135,579
      WESTERN UNION CORP.                                                    14,600           183,522
                                                                                        --------------
                                                                                              319,101
                                                                                        --------------

CHEMICALS                                                      1.1%
      INTREPID POTASH, INC.                                                  *6,100           112,545
      MOSAIC CO/THE                                                          11,400           478,572
                                                                                        --------------
                                                                                              591,117
                                                                                        --------------

COMPUTER SOFTWARE                                              0.5%
      MICROSOFT CORP.                                                        14,400           264,528
                                                                                        --------------

COMPUTERS                                                      0.3%
      DELL, INC.                                                            *20,100           190,548
                                                                                        --------------

CONSULTING                                                     2.5%
      ACCENTURE LTD.                                                         50,500         1,388,245
                                                                                        --------------

CONSUMER GOODS & SERVICES                                      1.4%
      CLOROX COMPANY                                                          2,000           102,960
      HASBRO, INC.                                                            8,600           215,602
      PEPSI BOTTLING GROUP, INC.                                             20,200           447,228
                                                                                        --------------
                                                                                              765,790
                                                                                        --------------

CONTAINERS & PACKAGING                                         0.2%
      OWENS-ILLINOIS, INC.                                                   *8,100           116,964
                                                                                        --------------

COSMETICS                                                      0.8%
      KIMBERLY-CLARK CORP.                                                    9,600           442,656
                                                                                        --------------

DIVERSIFIED                                                    3.6%
      FMC CORP.                                                               1,900            81,966
      GENERAL ELECTRIC & CO.                                                163,800         1,656,018
      LOEWS CORP.                                                             5,900           130,390
      MCGRAW-HILL COMPANIES, INC.                                             5,200           118,924
                                                                                        --------------
                                                                                            1,987,298
                                                                                        --------------

EDUCATION                                                      0.6%
      APOLLO GROUP, INC. CL A                                                *4,600           360,318
                                                                                        --------------

ELECTRIC UTILITY                                               2.0%
      DPL, INC.                                                              11,300           254,702
      EXELON CORP.                                                          *10,000           453,900
      FIRSTENERGY CORP.                                                      11,100           428,460
                                                                                        --------------
                                                                                            1,137,062
                                                                                        --------------

ENERGY                                                         5.1%
      CMS ENERGY CORP.                                                       10,400           123,136
      CENTERPOINT ENERGY, INC.                                               30,300           316,029
      NGR ENERGY, INC.                                                      *12,800           225,280
      NOBLE ENERGY, INC.                                                     16,000           862,080
      P G & E CORP.                                                           5,300           202,566
      UGI CORPORATION                                                        47,800         1,128,558
                                                                                        --------------
                                                                                            2,857,649
                                                                                        --------------

ENTERTAINMENT                                                  0.8%
      WALT DISNEY COMPANY                                                    24,700           448,552
                                                                                        --------------

FINANCIAL SERVICES                                            11.3%
      AMERIPRISE FINANCIAL CORP., INC.                                       30,900           633,141
      ANNALY CAPITAL MANAGEMENT, INC.                                        36,100           500,707
      BANK OF AMERICA CORP.                                                  97,812           667,078
      BANK OF NEW YORK MELLON CORP.                                           5,500           155,375
      CAPITAL ONE FINANCIAL                                                   9,500           116,280
      GOLDMAN SACH GROUP, INC.                                                8,200           869,364
      JP MORGAN CHASE & CO.                                                  42,800         1,137,624
      MORGAN STANLEY DEAN WITTER DISCOVERY                                   31,100           708,147
      NASDAQ OMX GROUP                                                      *11,000           215,380
      PNC FINANCIAL SERVICES GROUP                                           10,400           304,616
      PRUDENTIAL FINANCIAL, INC.                                              7,600           144,552
      STATE STREET CORP.                                                      7,000           215,460
      UNUM GROUP                                                             20,200           252,500
      INVESCO LTD.                                                           29,700           411,642
                                                                                        --------------
                                                                                            6,331,866
                                                                                        --------------

FOOD PRODUCTS                                                  0.5%
      KROGER CO.                                                              5,100           108,222
      TYSON FOODS, INC.  CL A                                                18,700           175,593
                                                                                        --------------
                                                                                              283,815
                                                                                        --------------

FOOD PROCESSING                                                0.2%
      HORMEL FOODS CORP.                                                      3,100            98,301
                                                                                        --------------

HEALTH CARE                                                    1.8%
      CIGNA CORPORATION                                                       6,600           116,094
      HEALTH NET, INC.                                                       *8,400           121,632
      HUMANA, INC.                                                          *13,600           354,688
      MCKESSON HBOC, INC.                                                    11,200           392,448
                                                                                        --------------
                                                                                              984,862
                                                                                        --------------

HOME BUILDERS                                                  0.9%
      CENTEX CORP.                                                          *16,600           124,500
      D.R. HORTON, INC.                                                      26,000           252,200
      KB HOME                                                                11,400           150,252
                                                                                        --------------
                                                                                              526,952
                                                                                        --------------

INSURANCE                                                      3.7%
      TRAVELERS COMPANIES, INC.                                              11,300           459,232
      ALLIED WORLD ASSURANCE CO.                                             10,400           395,512
      EVEREST RE GROUP LTD.                                                   5,700           403,560
      ACE LIMITED                                                            20,200           816,080
                                                                                        --------------
                                                                                            2,074,384
                                                                                        --------------

MACHINERY & EQUIPMENT                                          0.5%
      AGCO CORPORATION                                                      *14,400           282,240
                                                                                        --------------

MANUFACTURING-CAPITAL GOODS                                    0.2%
      TIMKEN CO.                                                              8,100           113,076
                                                                                        --------------

MANUFACTURING - MISCELLANEOUS                                  0.7%
      PARKER HANNIFIN CORP.                                                  11,300           383,974
                                                                                        --------------

MEDICAL EQUIPMENT & SUPPLIES                                   3.5%
      BOSTON SCIENTIFIC CORPORATION                                         *19,100           151,845
      FOREST LABORATORIES, INC.                                             *13,028           286,095
      JOHNSON & JOHNSON                                                      27,100         1,425,460
      WELLPOINT, INC.                                                        *2,200            83,534
                                                                                        --------------
                                                                                            1,946,934
                                                                                        --------------

MEDICAL SERVICES                                               1.9%
      AMGEN, INC.                                                           *21,800         1,079,536
                                                                                        --------------

METALS & MINING                                                0.6%
      FREEPORT-MCMORAN COPPER                                                 8,600           327,746
                                                                                        --------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                           1.0%
      INTERNATIONAL BUSINESS MACHINES CORP.                                   3,700           358,493
      OFFICEMAX, INC.                                                       *57,900           180,648
                                                                                        --------------
                                                                                              539,141
                                                                                        --------------

OIL & GAS EXPLOR PROD & SER                                   16.5%
      APACHE CORP.                                                            1,800           115,362
      CHEVRON CORPORATION                                                    13,819           929,190
      CONOCOPHILLIPS                                                         21,200           830,192
      EOG RESOURCES, INC.                                                     4,800           262,848
      ENCORE ACQUISITION CO.                                                 *5,800           134,966
      EXXON MOBIL CORP.                                                      49,064         3,341,258
      HELMERICH & PAYNE                                                       3,000            68,310
      HESS CORP.                                                             14,100           764,220
      MARATHON OIL CORP.                                                     43,900         1,154,131
      NATIONAL OILWELL VARCO, INC.                                           *7,500           215,325
      OCCIDENTAL PETROLEUM CORP.                                             23,200         1,291,080
      OIL STATES INTERNATIONAL, INC.                                         *9,000           120,780
                                                                                        --------------
                                                                                            9,227,662
                                                                                        --------------

PAPER PRODUCTS                                                 0.5%
      DOMTAR CORP.                                                         *101,700            96,615
      INTERNATIONAL PAPER CO.                                                25,100           176,704
                                                                                        --------------
                                                                                              273,319
                                                                                        --------------

PHARMACEUTICALS                                                9.2%
      BRISTOL-MYERS SQUIBB COMPANY                                           26,800           587,456
      HOSPIRA, INC.                                                          *3,000            92,580
      ELI LILLY & CO.                                                        32,000         1,069,120
      MERCK & COMPANY, INC.                                                  23,800           636,650
      PFIZER, INC.                                                          120,400         1,639,848
      UNITEDHEALTH GROUP, INC.                                               18,600           389,298
      WATSON PHARMACEUTICALS, INC.                                           *7,500           233,325
      WYETH                                                                  11,800           507,872
                                                                                        --------------
                                                                                            5,156,149
                                                                                        --------------

RETAIL STORES                                                  5.6%
      AUTOZONE, INC.                                                         *1,000           162,620
      BJ'S WHOLESALE CLUB, INC.                                             *22,100           706,979
      DOLLAR TREE, INC.                                                      *4,300           191,565
      GAP, INC.                                                              86,800         1,127,532
      SUPERVALU, INC.                                                        22,300           318,444
      WAL-MART STORES, INC.                                                  12,200           635,620
                                                                                        --------------
                                                                                            3,142,760
                                                                                        --------------

REAL ESTATE INVESTMENT TRUST                                   0.6%
      DOVER CORPORATION                                                      12,900           340,302
                                                                                        --------------

STORAGE                                                        0.3%
      PUBLIC STORAGE                                                          2,650           146,413
                                                                                        --------------

TECHNOLOGY                                                     0.5%
      AXIS CAPITAL HOLDINGS LTD.                                             13,700           308,798
                                                                                        --------------

TOBACCO                                                        2.3%
      ALTRIA GROUP, INC.                                                     17,100           273,942
      LORILLARD, INC.                                                         5,900           364,266
      PHILIP MORRIS INTERNATIONAL                                            18,925           673,351
                                                                                        --------------
                                                                                            1,311,559
                                                                                        --------------

TRANSPORTATION & SHIPPING                                      0.4%
      FEDEX CORP.                                                             5,300           235,797
                                                                                        --------------

TELECOMMUNICATIONS                                             8.7%
      AT&T, INC.                                                            105,645         2,662,254
      CENTURYTEL, INC.                                                        3,900           109,668
      DISH NETWORK CORP.                                                    *10,000           111,100
      ENTERGY CORP.                                                           4,700           320,023
      FPL GROUP, INC.                                                         6,500           329,745
      SPRINT NEXTEL CORP.                                                   *19,500            69,615
      TIME WARNER                                                            14,500           279,850
      TIME WARNER CABLE                                                       9,840           244,023
      VERIZON COMMUNICATIONS                                                 24,500           739,900
                                                                                        --------------
                                                                                            4,866,178
                                                                                        --------------

TOTAL COMMON STOCKS - (Cost $71,597,789)                                                   54,726,908
                                                                                        --------------

TOTAL INVESTMENTS - 100% (Cost $72,787,714)                                               $55,916,833
                                                                                        ==============


*Non-dividend producing as of March 31, 2009


ACTIVA Schedule of Investments
GROWTH FUND - 3/31/09 (Unaudited)
                                                                % OF      SHARES OR
SECURITY DESCRIPTION                                     INVESTMENTS      PAR VALUE            VALUE
--------------------                                     -----------      ---------            -----

MONEY MARKET FUNDS - TAXABLE - 0.4%                             0.4%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                        73,135           $73,135
                                                                                        --------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $73,135)                                              73,135
                                                                                        --------------

COMMON STOCKS - 99.1%
AEROSPACE                                                       1.4%
      HONEYWELL INTERNATIONAL, INC.                                           9,219           256,841
                                                                                        --------------

AIRLINES                                                        0.9%
      DELTA AIR LINES, INC.                                                 *28,600           161,018
                                                                                        --------------

BIOTECHNOLOGY                                                   3.9%
      CELGENE CORP.                                                          *4,400           195,360
      GENZYME CORPORATION                                                    *3,000           178,170
      GILEAD SCIENCES, INC.                                                  *7,000           324,240
                                                                                        --------------
                                                                                              697,770
                                                                                        --------------

COMMUNICATIONS EQUIPMENT                                        9.4%
      AMERICAN TOWER CORPORATION                                            *13,838           421,090
      CISCO SYSTEMS, INC.                                                   *32,554           545,931
      QUALCOMM, INC.                                                         18,596           723,570
                                                                                        --------------
                                                                                            1,690,591
                                                                                        --------------

COMMERCIAL SERVICES                                             0.8%
      ECOLAB, INC.                                                            4,200           145,866
                                                                                        --------------

COMPUTER SOFTWARE                                               8.1%
      ACTIVISION BLIZZARD, INC.                                             *29,600           309,616
      ADOBE SYSTEMS, INC.                                                    *4,559            97,517
      MICROSOFT CORP.                                                        21,800           400,466
      ORACLE CORP.                                                          *22,400           404,768
      CHECK POINT SOFTWARE TECH.                                            *11,100           246,531
                                                                                        --------------
                                                                                            1,458,898
                                                                                        --------------

COMPUTER HARDWARE                                               2.6%
      APPLE COMPUTER                                                         *4,407           463,264
                                                                                        --------------

CONSULTING                                                      0.4%
      ACCENTURE LTD.                                                         *2,700            74,223
                                                                                        --------------

CONSUMER GOODS & SERVICES                                       5.9%
      CLOROX COMPANY                                                          2,400           123,552
      COCA-COLA CO.                                                          11,033           484,900
      MCDONALD'S CORP.                                                        4,700           256,479
      PEPSICO, INC.                                                           3,700           190,476
                                                                                        --------------
                                                                                            1,055,407
                                                                                        --------------

DEFENSE                                                         0.7%
      GENERAL DYNAMICS                                                        3,200           133,088
                                                                                        --------------

EDUCATION                                                       1.5%
      APOLLO GROUP, INC. CL A                                                *3,400           266,322
                                                                                        --------------

ELECTRONICS                                                     2.5%
      NVIDIA CORPORATION                                                    *17,700           174,522
      PMC - SIERRA, INC.                                                    *43,922           280,222
                                                                                        --------------
                                                                                              454,744
                                                                                        --------------

FINANCIAL SERVICES                                              2.7%
      CME GROUP, INC.                                                           800           197,112
      GOLDMAN SACH GROUP, INC.                                                1,400           148,428
      JP MORGAN CHASE & CO.                                                   5,600           148,848
                                                                                        --------------
                                                                                              494,388
                                                                                        --------------

FOOD PRODUCTS                                                   1.3%
      KROGER CO.                                                              4,800           101,856
      SAFEWAY, INC.                                                           6,200           125,178
                                                                                        --------------
                                                                                              227,034
                                                                                        --------------

FOOD SERVICE                                                    1.5%
      BURGER KING HOLDINGS LTD.                                              11,500           263,925
                                                                                        --------------

GOLD (PRECIOUS METALS)                                          1.1%
      AGNICO-EAGLE MINES LTD.                                                 3,500           199,220
                                                                                        --------------

HEALTH CARE                                                     1.5%
      MEDCO HEALTH SOLUTIONS                                                 *6,616           273,505
                                                                                        --------------

HOME BUILDERS                                                   0.8%
      D.R. HORTON, INC.                                                      14,500           140,650
                                                                                        --------------

INDUSTRIAL GOODS & SERVICES                                     0.7%
      FLUOR CORP.                                                             3,700           127,835
                                                                                        --------------

INSTRUMENTATION                                                 0.9%
      THERMO ELECTRON CORP.                                                  *4,700           167,649
                                                                                        --------------

INSURANCE                                                       1.1%
      TRAVELERS COMPANIES, INC.                                               4,800           195,072
                                                                                        --------------

INTERNET CONTENT                                                2.9%
      GOOGLE, INC. CL A                                                      *1,479           514,781
                                                                                        --------------

MANUFACTURING-CAPITAL GOODS                                     3.5%
      DANAHER CORP.                                                           8,400           455,448
      DEERE & COMPANY                                                         5,000           164,350
                                                                                        --------------
                                                                                              619,798
                                                                                        --------------

MANUFACTURING - MISCELLANEOUS                                   1.1%
      3M CO.                                                                  4,000           198,880
                                                                                        --------------

MEDICAL EQUIPMENT & SUPPLIES                                    2.9%
      C.R. BARD, INC.                                                         1,500           119,580
      JOHNSON & JOHNSON                                                       4,600           241,960
      HENRY SCHEIN, INC.                                                     *3,900           156,039
                                                                                        --------------
                                                                                              517,579
                                                                                        --------------

METALS & MINING                                                 1.1%
      FREEPORT-MCMORAN COPPER                                                 5,159           196,610
                                                                                        --------------

NATURAL RESOURCES                                               0.4%
      MASSEY ENERGY CO.                                                       7,697            77,894
                                                                                        --------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                            3.7%
      HEWLETT-PACKARD                                                         9,300           298,158
      INTERNATIONAL BUSINESS MACHINES CORP.                                   3,800           368,182
                                                                                        --------------
                                                                                              666,340
                                                                                        --------------

OIL & GAS EXPLOR PROD & SER                                     7.7%
      APACHE CORP.                                                            1,100            70,499
      EOG RESOURCES, INC.                                                     1,830           100,211
      EXXON MOBIL CORP.                                                       4,200           286,020
      PETROHAWK ENERGY CORP.                                                 *5,700           109,611
      PETROLEO BRASILEIRO S.A                                                 6,100           185,867
      RANGE RESOURCES CORPORATION                                             3,500           144,060
      SCHLUMBERGER LTD.                                                      *4,074           165,486
      VALERO ENERGY CORP.                                                     6,200           110,980
      TRANSOCEAN LTD.                                                        *3,497           205,763
                                                                                        --------------
                                                                                            1,378,497
                                                                                        --------------

PHARMACEUTICALS                                                 7.2%
      ABBOTT LABORATORIES                                                     9,700           462,690
      CUMMINS, INC.                                                           7,100           180,695
      SCHERING-PLOUGH CORP.                                                  11,000           259,050
      TEVA PHARMACEUTICAL SP ADR                                              6,000           270,300
      UNITEDHEALTH GROUP, INC.                                               *6,000           125,580
                                                                                        --------------
                                                                                            1,298,315
                                                                                        --------------

RETAIL STORES                                                  10.6%
      AMAZON.COM, INC.                                                       *4,100           301,104
      CARMAX, INC.                                                          *14,500           180,380
      HOME DEPOT, INC.                                                        8,500           200,260
      KOHL'S CORP.                                                          *10,034           424,639
      ROSS STORES, INC.                                                       7,530           270,176
      WAL-MART STORES, INC.                                                  10,074           524,856
                                                                                        --------------
                                                                                            1,901,415
                                                                                        --------------

SEMICONDUCTORS                                                  1.1%
      LAM RESEARCH CORP.                                                     *8,925           203,222
                                                                                        --------------

TECHNOLOGY-SOFTWARE                                             1.3%
      SALESFORCE.COM, INC.                                                   *7,297           238,831
                                                                                        --------------

TOBACCO                                                         1.7%
      PHILIP MORRIS INTERNATIONAL                                             8,655           307,945
                                                                                        --------------

TRANSPORTATION & SHIPPING                                       0.7%
      UNITED PARCEL SERVICE, INC.                                             2,600           127,972
                                                                                        --------------

TELECOMMUNICATIONS                                              2.6%
      AT&T, INC.                                                              3,915            98,658
      BROADCOM CORP. CL A                                                   *14,200           283,716
      METROPCS COMMUNICATIONS, INC.                                          *5,200            88,816
                                                                                        --------------
                                                                                              471,190
                                                                                        --------------

WASTE MANAGEMENT                                                0.9%
       WASTE MANAGEMENT, INC.                                                 6,100           156,160
                                                                                        --------------

TOTAL COMMON STOCKS (Cost $21,464,825)                                                     17,822,739
                                                                                        --------------

WARRANTS - 0.0%                                                 0.0%
      RAYTHEON CO. WARRANTS, EXPIRES 6/16/11                                   *628             4,208
                                                                                        --------------

TOTAL WARRANTS (Cost $0.00)                                                                     4,208
                                                                                        --------------

MUTUAL FUNDS - 0.5%                                             0.5%
FINANCIAL SERVICES
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                                3,900            82,290
                                                                                        --------------

TOTAL MUTUAL FUNDS (Cost $108,721)                                                             82,290
                                                                                        --------------

TOTAL INVESTMENTS - 100% (Cost $21,646,681)                                               $17,982,372
                                                                                        ==============


*Non-dividend producing as of March 31, 2009


ACTIVA Schedule of Investments
INTERNATIONAL FUND - 3/31/09 (Unaudited)

                                                                % OF         SHARES OR
SECURITY DESCRIPTION                                     INVESTMENTS         PAR VALUE             VALUE
--------------------                                     -----------         ---------             -----

MONEY MARKET FUNDS - TAXABLE - 5.7%                             5.7%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIV. ASSETS PORT. - U.S.                          854,827           $854,827
                                                                                           ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $854,827)                                                854,827
                                                                                           ---------------

COMMON STOCKS - 94.3%
AEROSPACE                                                       1.9%
      THALES SA - FRANCE                                                         7,650            290,029
                                                                                           ---------------

ALUMINUM                                                        2.8%
      TOYO SEIKAN KAISHA LTD. - JAPAN                                           23,600            341,946
      ALUMINA LTD. - AUSTRALIA                                                  93,590             83,270
                                                                                           ---------------
                                                                                                  425,216
                                                                                           ---------------

APPAREL                                                         1.8%
      WACOAL HOLDINGS CORP. - JAPAN                                             23,000            264,929
                                                                                           ---------------

AUTOMOTIVE PARTS & EQUIPMENT                                    2.4%
      MAGNA INTERNATIONAL, INC. CL A - CANADA                                   13,570            362,997
                                                                                           ---------------

BANKING                                                         1.1%
      SUMITOMO TRUST & BANKING - JAPAN                                          43,000            162,059
                                                                                           ---------------

BEVERAGES - FOREIGN                                             2.3%
      COCA-COLA WEST COMPANY LIMITED - JAPAN                                    22,000            350,328
                                                                                           ---------------

BREWERY                                                         1.5%
      KIRIN BREWERY CO., LTD. - JAPAN                                           22,000            231,626
                                                                                           ---------------

BUILDING PRODUCTS                                               1.6%
      JS GROUP CORP. - JAPAN                                                    21,600            241,382
                                                                                           ---------------

CHEMICALS                                                       1.9%
      NOVARTIS AG-REG - SWITZERLAND                                              7,492            283,641
                                                                                           ---------------

COMPUTER STORAGE                                                2.5%
      GEMALTO - NETHERLANDS                                                    *13,188            376,655
                                                                                           ---------------

CONSUMER GOODS & SERVICES                                       6.9%
      FUJI PHOTO FILM - JAPAN                                                   18,800            403,658
      MABUCHI  MOTOR CO. LTD. - JAPAN                                           11,700            471,688
      SEGA SAMMY HOLDINGS, INC. - JAPAN                                         18,700            163,061
                                                                                           ---------------
                                                                                                1,038,407
                                                                                           ---------------

COSMETICS                                                       1.9%
      SHISEIDO CORP. - JAPAN                                                    20,000            289,987
                                                                                           ---------------

ELECTRIC UTILITY                                                2.2%
      CENTRAIS ELETRICAS BRASILEIRAS S.A. - BRAZIL                              14,750            157,382
      KOREA ELECTRIC POWER CORP. - SPON. ADR - KOREA                            18,400            168,360
                                                                                           ---------------
                                                                                                  325,742
                                                                                           ---------------

ELECTRONICS                                                     1.9%
      ROHM COMPANY LTD. - JAPAN                                                  5,900            291,513
                                                                                           ---------------

ENERGY                                                          1.4%
      SUNCOR ENERGY, INC. - CANADA                                               9,628            213,838
                                                                                           ---------------

FINANCIAL SERVICES                                              2.1%
      SOCIETE GENERALE -A - FRANCE                                              *5,001            195,977
      UBS AG-REG - SWITZERLAND                                                 *12,701            119,770
                                                                                           ---------------
                                                                                                  315,747
                                                                                           ---------------

FOREST PRODUCTS                                                 1.2%
      STORA ENSO OYJ 'R' SHRS - FINLAND                                        *49,220            174,574
                                                                                           ---------------

GOLD (PRECIOUS METALS)                                          7.1%
      ANGLOGOLD ASHANTI-SPON ADR - SOUTH AFRICA                                 12,366            454,574
      GOLD FIELDS LTD. - SOUTH AFRICA                                           28,427            313,940
      LIHIR GOLD LTD. - PAPUA NEW GUINEA                                       *34,105             77,757
      NEWCREST MINING LTD. - AUSTRALIA                                           7,177            163,281
      NOVAGOLD RESOURCES, INC. - CANADA                                        *18,820             51,943
                                                                                           ---------------
                                                                                                1,061,495
                                                                                           ---------------

HOME BUILDERS                                                   1.6%
      SEKISUI HOUSE LTD. - JAPAN                                                31,000            233,040
                                                                                           ---------------

INDUSTRIAL CONGLOMERATES (ENERGY)                               0.6%
      AREVA - CI - FRANCE                                                          220             91,666
                                                                                           ---------------

INSURANCE                                                       2.1%
      MITSUI SUMITOMO INS. GRP. HOLDINGS, INC. - JAPAN                          14,000            321,815
                                                                                           ---------------

MANUFACTURING - MISCELLANEOUS                                   2.1%
      SIEMENS AG - GERMANY                                                       5,384            309,255
                                                                                           ---------------

MEDICAL EQUIPMENT & SUPPLIES                                    3.2%
      SANOFI-AVENTIS - FRANCE                                                    8,511            479,146
                                                                                           ---------------

METALS & MINING                                                 5.2%
      IVANHOE MINES LTD. - CANADA                                              *18,440            113,406
      NEWMONT MINING CORP. - UNITED STATES                                      10,360            463,714
      IMPALA PLATINUM HOLDINGS LTD. - SOUTH AFRICA                              12,590            210,556
                                                                                           ---------------
                                                                                                  787,676
                                                                                           ---------------

OIL/GAS - EQUIPMENT & SVCS                                      1.5%
      TECHNIP-COFLEXIP SA - FRANCE                                              *6,596            233,159
                                                                                           ---------------

OIL & GAS EXPLOR PROD & SER                                     9.1%
      BP PLC ADR - UNITED KINGDOM                                                7,441            298,384
      NEXEN, INC. - CANADA                                                      *9,622            163,189
      ROYAL DUTCH SHELL ADR-B - UNITED KINGDOM                                  10,089            439,982
      SK TELECOM CO. LTD. ADR - KOREA                                           30,185            466,358
                                                                                           ---------------
                                                                                                1,367,913
                                                                                           ---------------

PRINTING & PUBLISHING                                           4.6%
      WOLTERS KLUWER NV - NETHERLANDS                                          *14,320            232,266
      DAI NIPPON PRINTING CO., LTD. - JAPAN                                     50,000            454,178
                                                                                           ---------------
                                                                                                  686,444
                                                                                           ---------------

PRECIOUS METALS                                                 2.5%
      BARRICK GOLD CORP. - CANADA                                               11,758            381,194
                                                                                           ---------------

RETAIL STORES                                                   2.1%
      SEVEN & I HOLDINGS COMPANY - JAPAN                                        14,300            312,095
                                                                                           ---------------

TECHNOLOGY                                                      0.9%
      LUCENT TECH. - FRANCE                                                        453            128,199
                                                                                           ---------------

TELECOMMUNICATIONS                                             12.6%
      ALCATEL-LUCENT - FRANCE                                                  *54,789            103,204
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR - JAPAN                            20,143            383,321
      NOKIA CORP - SPON ADR - FINLAND                                           21,595            252,014
      TELECOM ITALIA - ITALY                                                   431,300            439,155
      BELGACOM SA - BELGIUM                                                      9,808            307,481
      VODAFONE GROUP PLC - UNITED KINGDOM                                      234,765            413,413
                                                                                           ---------------
                                                                                                1,898,588
                                                                                           ---------------

WATER UTILITY                                                   1.7%
      UNITED UTILITIES GROUP PLC - UNITED KINGDOM                               36,548            253,507
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $20,045,643)                                                         14,183,862
                                                                                           ---------------

TOTAL INVESTMENTS - 100% (Cost $20,900,470)                                                   $15,038,689
                                                                                           ===============


*Non-dividend producing as of March 31, 2009

     Activa Notes to Unaudited Schedule of Investments

     Fair Value Measurements

     Effective January 1, 2008, the Funds adopted SFAS No. 157, Fair Value Measurements (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Funds' own assumption in determining the fair value of investments)

     The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     A summary of the inputs used to value the Funds' investments provided by the Fund Accountant as of March 31, 2009 is as follows:

--------------------- -------------------- -------------- ---------------- ------------------ ---------------
        Fund          Investment Category    (Level 1)       (Level 2)         (Level 3)          Total
                                           Quoted Prices       Other          Significant
                                                            Significant      Unobservable
                                                            Observable          Inputs
                                                              Inputs
--------------------- -------------------- -------------- ---------------- ------------------ ---------------
Value                 Investments in          54,726,908        1,189,925                  -      55,916,833
                      Securities
--------------------- -------------------- -------------- ---------------- ------------------ ---------------
Value                 Other Financial                  -                -                  -               -
                      Instruments*
--------------------- -------------------- -------------- ---------------- ------------------ ---------------
Growth                Investments in          17,909,237           73,135                  -      17,982,372
                      Securities
--------------------- -------------------- -------------- ---------------- ------------------ ---------------
Growth                Other Financial                  -                -                  -               -
                      Instruments*
--------------------- -------------------- -------------- ---------------- ------------------ ---------------
International         Investments in          14,183,862          854,827                  -      15,038,689
                      Securities
--------------------- -------------------- -------------- ---------------- ------------------ ---------------
International         Other Financial                  -                -                  -               -
                      Instruments*
--------------------- -------------------- -------------- ---------------- ------------------ ---------------

     * Other financial instruments may include options, futures, swaps and forward foreign currency contracts.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date   April 30, 2009
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date   April 30, 2009
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.